Selling, General and Administrative Expenses - Schedule of Selling, General and Administrative Expenses (Details) - JPY (¥) ¥ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Selling, General and Administrative Expenses [Abstract]
Personnel expenses			¥ 2,684	¥ 2,287	¥ 2,020
Advertising and promotion expenses			1,874	661	1,294
Professional fees			6,163	710	1,262
Communication expenses			786	769	873
Subcontract expenses			857	473	787
Depreciation and amortization			727	679	483
Business management fee			397	458	363
Transaction related costs			423	335	297
Subcontract labor costs			142	130	280
Tax expenses			100	116	27
Others			305	139	353
Total	¥ 3,571	¥ 2,474	¥ 14,458	¥ 6,757	¥ 8,039